Consolidated Statements of Operations and Other Comprehensive Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	¥ 68,921	¥ 106,937	¥ 115,115
Cost of sales	(42,096)	(56,346)	(97,804)
Gross profit	26,825	50,591	17,311
Other (expense) income	(1,539)	3,637	7,659
Selling and distribution expenses	(31,286)	(40,690)	(32,033)
Administrative expenses	(31,784)	(46,100)	(69,030)
Impairment losses on financial assets	(4,585)	(4,882)	(99,634)
Impairment losses on investments in associates and joint ventures	(2,370)	(20,525)
Other income (losses)	(13,825)	6	(707,237)
Other operating expenses	(3,452)	(818)	(1,661)
Operating loss	(62,016)	(58,781)	(884,625)
Change in fair value of equity investment at fair value through profit or loss			(1,000)
Finance costs	(7,503)	(7,027)	(4,848)
Finance income	2,434	9	34
Loss before tax	(67,085)	(65,799)	(890,439)
Income tax expense		(6)	(6,468)
Loss for the year and total comprehensive loss for the year	(67,085)	(65,805)	(896,907)
Equity holders of the parent	(64,943)	(65,291)	(894,214)
Non-controlling interests	(2,142)	(514)	(2,693)
Total comprehensive(loss)/income for the year	¥ (67,085)	¥ (65,805)	¥ (896,907)
Class A and Class B Ordinary Shares
LOSS PER SHARE FOR CLASS A AND CLASS B ORDINARY SHARES ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Yuan Renminbi per share)	¥ (1.64)	¥ (1.96)	¥ (30.19)
Diluted (in Yuan Renminbi per share)	(1.64)	(1.96)	(30.19)
American Depositary Shares
LOSS PER SHARE FOR CLASS A AND CLASS B ORDINARY SHARES ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Yuan Renminbi per share)	(1.64)	(1.96)	(30.19)
Diluted (in Yuan Renminbi per share)	¥ (1.64)	¥ (1.96)	¥ (30.19)